Lease Liability	12 Months Ended
Dec. 31, 2019
Lease Liability [Abstract]
LEASE LIABILITY
16	LEASE LIABILITY

During 2013, the Group entered into a land lease agreement with the Municipality of Fujairah for a period of 30 years, extendable for another 30 years at the option of the Group. The Group has concluded that they have the right-to-use of the asset and accordingly, recorded a lease liability as per the requirements of IFRS 16. Given the use of the land, it is reasonably certain that the Group will continue to lease the land till the end of the lease period (i.e. 60 years) and accordingly the below lease rentals cover a period up to 60 years discounted at the rate of 9.5% (2018: 9.5%) as an incremental borrowing rate for the Group. Annual lease rental is increased by 2% on an annual basis as per the agreement.

Changes in the lease liability are as follows:

	2019	2018
	USD	USD

At 1 January	30,221,425	29,670,675
Interest charge	2,871,035	2,818,714
Amount paid during the year	(2,313,323)	(2,267,964)

At 31 December	30,779,137	30,221,425

The lease liability is classified in the consolidated statement of financial position as follows:

	2019	2018
	USD	USD

Current	2,154,878	2,112,624
Non-current	28,624,259	28,108,801

	30,779,137	30,221,425

The maturity of the lease liability is as follows:

			Present value of
	Lease payments		Minimum lease payments
	2019	2018	2019	2018
	USD	USD	USD	USD

Not later than one year	2,359,590	2,313,323	2,154,877	2,112,624
Later than one year and not later than five years	9,919,810	9,725,304	7,241,240	7,099,255
Later than five years	213,469,800	216,023,896	21,383,020	21,009,546

	225,749,200	228,062,523	30,779,137	30,221,425
Finance costs	(194,970,063)	(197,841,098)	-	-

Present value of minimum lease payments	30,779,137	30,221,425	30,779,137	30,221,425

Additional information relating to the right of use asset and Group’s lease is provided in notes 7 and 8 to the consolidated financial statements.